UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON LIFESTYLE ALLOCATION 85%

LEGG MASON LIFESTYLE ALLOCATION 70%

LEGG MASON LIFESTYLE ALLOCATION 50%

LEGG MASON LIFESTYLE ALLOCATION 30%

FORM N-Q

OCTOBER 31, 2013

LEGG MASON LIFESTYLE ALLOCATION 85%

Schedules of investments (unaudited)	October 31, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS † - 99.9%
Legg Mason Global Asset Management Trust: Legg Mason Batterymarch International Equity Trust, Class IS Shares			4,998,197	$73,323,546
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			4,264,363	80,596,453
Legg Mason Strategic Real Return Fund, Class IS Shares			3,451,471	49,528,605
Legg Mason Partners Equity Trust: ClearBridge Aggressive Growth Fund, Class IS Shares			406,084	76,303,206	*
ClearBridge Appreciation Fund, Class IS Shares			4,138,791	79,423,407
ClearBridge International All Cap Opportunity Fund, Class IS Shares			7,135,205	78,201,847
ClearBridge Mid Cap Core Fund, Class IS Shares			1,132,648	36,697,806
ClearBridge Small Cap Growth Fund, Class IS Shares			1,885,803	54,461,981	*
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			5,554,103	83,478,175
The Royce Fund - Royce Value Fund, Institutional Class Shares			3,862,258	53,221,919
Western Asset Funds, Inc.: Western Asset Core Plus Bond Fund, Class IS Shares			1,435,992	16,284,146
Western Asset High Yield Fund, Class IS Shares			2,366,865	21,585,807
Western Asset Total Return Unconstrained Fund, Class IS Shares			2,656,638	28,186,928

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $491,504,190)				731,293,826

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $1,150,000,000 joint tri-party repurchase agreement dated 10/31/13 with RBS Securities Inc.; Proceeds at maturity - $1,392,003; (Fully collateralized by various U.S. government obligations, 1.250% to 3.625% due 10/31/18 to 8/15/43; Market value - $1,419,841) (Cost - $1,392,000)	0.080%	11/1/13	1,392,000	1,392,000

TOTAL INVESTMENTS - 100.1% (Cost - $492,896,190#)				732,685,826
Liabilities in Excess of Other Assets - (0.1)%				(688,216)

TOTAL NET ASSETS - 100.0%				$731,997,610

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 70%

Schedules of investments (unaudited)	October 31, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS † - 99.9%
Legg Mason Global Asset Management Trust: Legg Mason Batterymarch International Equity Trust, Class IS Shares			2,142,592	$31,431,822
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			2,601,433	49,167,075
Legg Mason Strategic Real Return Fund, Class IS Shares			2,316,723	33,244,976
Legg Mason Partners Equity Trust: ClearBridge Aggressive Growth Fund, Class IS Shares			245,398	46,110,313	*
ClearBridge Appreciation Fund, Class IS Shares			2,519,453	48,348,310
ClearBridge International All Cap Opportunity Fund, Class IS Shares			3,376,119	37,002,268
ClearBridge Mid Cap Core Fund, Class IS Shares			682,688	22,119,105
ClearBridge Small Cap Growth Fund, Class IS Shares			914,344	26,406,248	*
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			3,393,389	51,002,640
The Royce Fund - Royce Value Fund, Institutional Class Shares			1,872,609	25,804,545
Western Asset Funds, Inc.: Western Asset Core Plus Bond Fund, Class IS Shares			4,313,194	48,911,615
Western Asset High Yield Fund, Class IS Shares			2,113,063	19,271,135
Western Asset Total Return Unconstrained Fund, Class IS Shares			4,437,010	47,076,676

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $338,084,841)				485,896,728

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $637,053,000 joint tri-party repurchase agreement dated 10/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,026,003; (Fully collateralized by various U.S. government obligations, 0.000% to 1.250% due 11/15/13 to 8/15/43; Market value - $1,049,426) (Cost - $1,026,000)	0.100%	11/1/13	1,026,000	1,026,000

TOTAL INVESTMENTS - 100.1% (Cost - $339,110,841#)				486,922,728
Liabilities in Excess of Other Assets - (0.1)%				(462,533)

TOTAL NET ASSETS - 100.0%				$486,460,195

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 50%

Schedules of investments (unaudited)	October 31, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS † - 99.9%
Legg Mason Global Asset Management Trust: Legg Mason Batterymarch International Equity Trust, Class IS Shares			899,361	$13,193,623
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			1,134,521	21,442,452
Legg Mason Strategic Real Return Fund, Class IS Shares			1,432,968	20,563,091
Legg Mason Partners Equity Trust: ClearBridge Aggressive Growth Fund, Class IS Shares			102,215	19,206,173	*
ClearBridge Appreciation Fund, Class IS Shares			1,087,573	20,870,521
ClearBridge International All Cap Opportunity Fund, Class IS Shares			1,221,152	13,383,822
ClearBridge Mid Cap Core Fund, Class IS Shares			327,413	10,608,187
ClearBridge Small Cap Growth Fund, Class IS Shares			456,242	13,176,282	*
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			1,495,181	22,472,571
The Royce Fund - Royce Value Fund, Institutional Class Shares			934,727	12,880,544
Western Asset Funds, Inc.: Western Asset Core Plus Bond Fund, Class IS Shares			6,533,813	74,093,434
Western Asset High Yield Fund, Class IS Shares			1,954,325	17,823,444
Western Asset Total Return Unconstrained Fund, Class IS Shares			3,560,237	37,774,114

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $222,953,537)				297,488,258

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $637,053,000 joint tri-party repurchase agreement dated 10/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $580,002; (Fully collateralized by various U.S. government obligations, 0.000% to 1.250% due 11/15/13 to 8/15/43; Market value - $593,243) (Cost - $580,000)	0.100%	11/1/13	580,000	580,000

TOTAL INVESTMENTS - 100.1% (Cost - $223,533,537#)				298,068,258
Liabilities in Excess of Other Assets - (0.1)%				(245,463)

TOTAL NET ASSETS - 100.0%				$297,822,795

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 30%

Schedules of investments (unaudited)	October 31, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS † - 99.9%
Legg Mason Global Asset Management Trust: Legg Mason Batterymarch International Equity Trust, Class IS Shares			526,518	$7,724,022
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			331,320	6,261,940
Legg Mason Strategic Real Return Fund, Class IS Shares			713,947	10,245,142
Legg Mason Partners Equity Trust: ClearBridge Aggressive Growth Fund, Class IS Shares			26,475	4,974,616	*
ClearBridge Appreciation Fund, Class IS Shares			309,685	5,942,851
ClearBridge Mid Cap Core Fund, Class IS Shares			174,652	5,658,735
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			445,793	6,700,265
The Royce Fund - Royce Value Fund, Institutional Class Shares			410,982	5,663,329
Western Asset Funds, Inc.: Western Asset Core Plus Bond Fund, Class IS Shares			5,186,284	58,812,458
Western Asset High Yield Fund, Class IS Shares			1,460,938	13,323,755
Western Asset Total Return Unconstrained Fund, Class IS Shares			2,046,960	21,718,246

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $118,194,964)				147,025,359

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Interest in $637,053,000 joint tri-party repurchase agreement dated 10/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $228,001; (Fully collateralized by various U.S. government obligations, 0.000% to 1.250% due 11/15/13 to 8/15/43; Market value - $233,206) (Cost - $228,000)	0.100%	11/1/13	228,000	228,000

TOTAL INVESTMENTS - 100.0% (Cost - $118,422,964#)				147,253,359
Liabilities in Excess of Other Assets - (0.0)%				(60,539)

TOTAL NET ASSETS - 100.0%				$147,192,820

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Lifestyle Allocation 50% (“Allocation 50%”) and Legg Mason Lifestyle Allocation 30% (“Allocation 30%”) (collectively the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Each Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedules of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Allocation 85%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$731,293,826	—	—	$731,293,826
Short-term investments†	—	$1,392,000	—	1,392,000

Total investments	$731,293,826	$1,392,000	—	$732,685,826

†	See Schedules of Investments for additional detailed categorizations.

Allocation 70%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds †	$485,896,728	—	—	$485,896,728
Short-term investments†	—	$1,026,000	—	1,026,000

Total investments	$485,896,728	$1,026,000	—	$486,922,728

†	See Schedules of Investments for additional detailed categorizations.

Allocation 50%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds †	$297,488,258	—	—	$297,488,258
Short-term investments†	—	$580,000	—	580,000

Total investments	$297,488,258	$580,000	—	$298,068,258

†	See Schedules of Investments for additional detailed categorizations.

Allocation 30%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds †	$147,025,359	—	—	$147,025,359
Short-term investments†	—	$228,000	—	228,000

Total investments	$147,025,359	$228,000	—	$147,253,359

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Allocation 85%	$239,789,636	—	$239,789,636
Allocation 70%	147,811,887	—	147,811,887
Allocation 50%	74,534,721	—	74,534,721
Allocation 30%	28,830,395	—	28,830,395

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended October 31, 2013, the Funds did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2013

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 23, 2013